Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Useful Lives of Property and Equipment

Estimated useful lives for property and equipment are as follows:

Estimated Useful Lives
Laboratory equipment	5 – 10 years
Office and computer equipment	3 – 5 years
Leasehold improvements	Shorter of lease term or useful life

Annual Patent Amortization Expense

Annual patent amortization expense for the next five years and thereafter are estimated as follows:

Patent
Amortization
2019	31,000
2020	31,000
2021	31,000
2022	31,000
2023	31,000
Thereafter through December 2026	90,000
Total patent amortization expense	$245,000

C3J [Member]
Useful Lives of Property and Equipment

Upon disposal, retirement, or sale of an asset, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Estimated useful lives for property and equipment are as follows:

Estimated Useful Lives
Laboratory equipment	5 years
Furniture and fixtures	7 years
Office and computer equipment	3 – 5 years
Leasehold improvements	Shorter of lease term or useful life